Absolute Flexible Fund
Schedule of Investments (Unaudited)
December 31, 2022
1
Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 99.8%
Corporate Convertible Bonds - 93.4% (a)
Communication Services - 15.7%
1,000,000 Infinera Corp. 2.13  09/01/24 $ 981,500
1,000,000 Q2 Holdings, Inc. 0.13  11/15/25 828,100
1,000,000 TechTarget, Inc.
(b)(c)
4.95 -
5.66  12/15/26 769,000
890,000 Upwork, Inc. 0.25  08/15/26 670,712
3,249,312
Consumer Discretionary - 6.5%
1,000,000 Fisker, Inc.
(b)
2.50  09/15/26 490,000
1,000,000 IMAX Corp. 0.50  04/01/26 848,412
1,338,412
Energy - 6.7%
1,000,000 Helix Energy Solutions Group, Inc. 6.75  02/15/26 1,386,618
Health Care - 10.0%
500,000 1Life Healthcare, Inc. 3.00  06/15/25 484,500
1,000,000 Accuray, Inc. 3.75  06/01/26 831,082
900,000 PetIQ, Inc. 4.00  06/01/26 751,500
2,067,082
Industrials - 7.8%
1,000,000 CryoPort, Inc.
(b)
0.75  12/01/26 735,600
397,000 Itron, Inc.
(c)
5.53  03/15/26 327,049
632,000 John Bean Technologies Corp. 0.25  05/15/26 545,732
1,608,381
Information Technology - 46.7%
700,000 Altair Engineering, Inc.
(b)
1.75  06/15/27 642,600
1,000,000 Alteryx, Inc. 1.00  08/01/26 840,000
1,000,000 Bandwidth, Inc. 0.25  03/01/26 758,800
1,000,000 Bentley Systems, Inc. 0.38  07/01/27 819,000
1,039,000 Coupa Software, Inc. 0.38  06/15/26 1,004,193
812,000 Dropbox, Inc.
(c)
2.25 -
2.33  03/01/26 737,296
1,000,000 Envestnet, Inc. 0.75  08/15/25 907,500
500,000 Fastly, Inc.
(c)
8.43  03/15/26 365,000
1,000,000 Five9, Inc. 0.50  06/01/25 918,500
600,000 Lumentum Holdings, Inc. 0.50  12/15/26 517,500
1,000,000 Magnite, Inc. 0.25  03/15/26 781,900
1,000,000 Perficient, Inc. 0.13  11/15/26 777,500
1,000,000 Veritone, Inc. 1.75  11/15/26 607,500
9,677,289
Total Corporate Convertible Bonds (Cost $19,354,818) 19,327,094
Shares Security Description Value
Money Market Fund - 6.4%
1,323,765 First American Treasury Obligations Fund, Class X, 4.20%
(a)(d)
(Cost $1,323,765) 1,323,765
Total Long Positions - 99.8% (Cost $20,678,583) 20,650,859
Total Short Positions - (12.4)% (Proceeds $(2,885,511)) (2,569,433)
Other Assets & Liabilities, Net - 12.6% 2,619,226
Net Assets - 100.0% $ 20,700,652

Absolute Flexible Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2022
2
Absolute Funds
Shares Security Description Value
Short Positions - (12.4)%
Common Stock - (12.4)%
Communication Services - (1.3)%
(17,700) Infinera Corp. $ (119,298)
(800) Q2 Holdings, Inc. (21,496)
(3,000) TechTarget, Inc. (132,180)
(272,974)
Consumer Discretionary - (1.6)%
(10,000) Fisker, Inc. (72,700)
(14,350) IMAX Corp. (210,371)
(4,350) Upwork, Inc. (45,414)
(328,485)
Energy - (1.5)%
(43,345) Helix Energy Solutions Group, Inc. (319,886)
Health Care - (1.1)%
(1,000) 1Life Healthcare, Inc. (16,710)
(50,000) Accuray, Inc. (104,500)
(11,400) PetIQ, Inc. (105,108)
(226,318)
Industrials - (1.1)%
(2,876) CryoPort, Inc. (49,899)
(973) Itron, Inc. (49,282)
(1,400) John Bean Technologies Corp. (127,862)
(227,043)
Information Technology - (5.8)%
(5,631) Altair Engineering, Inc., Class A (256,042)
(1,000) Alteryx, Inc., Class A (50,670)
(3,000) Bentley Systems, Inc., Class B (110,880)
(300) Coupa Software, Inc. (23,751)
(6,000) Dropbox, Inc., Class A (134,280)
(2,500) Envestnet, Inc. (154,250)
(500) Fastly, Inc., Class A (4,095)
(2,000) Five9, Inc. (135,720)
(3,100) Lumentum Holdings, Inc. (161,727)
(1,400) Perficient, Inc. (97,762)
(12,368) Veritone, Inc. (65,550)
(1,194,727)
Total Common Stock (Proceeds $(2,885,511)) (2,569,433)
Total Short Positions - (12.4)% (Proceeds $(2,885,511)) $ (2,569,433)

Absolute Flexible Fund
Notes to Schedule of Investments and Securities Sold Short (Unaudited)
December 31, 2022
3
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,637,200 or 12.7% of net assets.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 19,327,094 $ – $ 19,327,094
Money Market Fund – 1,323,765 – 1,323,765
Investments at Value $ – $ 20,650,859 $ – $ 20,650,859
Total Assets $ – $ 20,650,859 $ – $ 20,650,859
Liabilities
Securities Sold Short
Common Stock $ (2,569,433) $ – $ – $ (2,569,433)
Securities Sold Short $ (2,569,433) $ – $ – $ (2,569,433)
Total Liabilities $ (2,569,433) $ – $ – $ (2,569,433)